Contingent Liabilities and Commitments (Narrative) (Details) $ in Thousands, ₪ in Millions		1 Months Ended									12 Months Ended
	May 12, 2023 USD ($)	Oct. 31, 2025 USD ($)	Jun. 30, 2023 ILS (₪)	Jun. 30, 2023 USD ($)	Feb. 28, 2023 ILS (₪)	Feb. 28, 2023 USD ($)	Mar. 31, 2022 ILS (₪)	Mar. 31, 2022 USD ($)	Jan. 31, 2016 ILS (₪)	Jan. 31, 2016 USD ($)	Dec. 31, 2025 ILS (₪)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 ILS (₪)	Dec. 31, 2023 USD ($)	Dec. 31, 2021 ILS (₪)	Dec. 31, 2021 USD ($)	Jul. 31, 2024 ILS (₪)	Jul. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	May 31, 2020 USD ($)
Disclosure of contingent liabilities in business combination [line items]
Aggregate consideration paid										$ 36,000
Amount payable to construction contractor																						$ 42,000
Cash and cash equivalents												$ 1,478,339	$ 1,015,851							$ 696,838	$ 535,171
Construction Agreement Between Opchadera And Idom Servicios Integrados [Member]
Disclosure of contingent liabilities in business combination [line items]
Construction cost									₪ 639.0	185,000
Corporate guarantees										$ 10,500
Amount payable to construction contractor																					$ 14,000
OPC Rotem [Member]
Disclosure of contingent liabilities in business combination [line items]
Consideration amount reduced																₪ 9.0	$ 3,000
Share of set out in settlement agreement					₪ 2.0	$ 523
OPC Hadera [Member]
Disclosure of contingent liabilities in business combination [line items]
Compensation to customers paid														₪ 74.0	$ 21,000
Compensation amount includes offset															14,000
Compensation to customers paid net														25.0	$ 7,000
Consideration amount reduced																₪ 7.0	$ 2,000
Income Before Income Tax Construction Cost														41.0						11,000
Property Plant And Equipment Of Construction Cost														₪ 33.0						$ 9,000
Cost of goods sold											₪ 18.0	$ 5,000
Lump sum amount recieved in connection with loss of income prior to the commercial operation date of the Hadera Power Plant																		₪ 18.0	$ 5,000
Iec Power Purchase Agreement [Member]
Disclosure of contingent liabilities in business combination [line items]
Acquisition cost of energy paid							₪ 5.5	$ 2,000
Percentage of correspondences tariff											25.00%	25.00%
CPV Maple Hill, LLC [Member]
Disclosure of contingent liabilities in business combination [line items]
Amount of investment agreement with tax equity	$ 82,000
Percentage of completion of construction works of Mechanical completion	20.00%
Percentage of completion of commercial operation date	80.00%
Percentage of participation in distributable free cash flow	40.00%
Amount in grant in consideration											₪ 278.0	$ 75,000	$ 75,000
Percentage of grant in consideration of nominal value													95.00%
Engineering, Procurement and Construction [Member]
Disclosure of contingent liabilities in business combination [line items]
Maximum contingent consideration paid			₪ 650.0	$ 175,000
Transco [Member]
Disclosure of contingent liabilities in business combination [line items]
Period of long term agreements		15-year
Cost of gas transmission agreement		$ 6,000
Agreement expiration period		April 2030
Tetco [Member]
Disclosure of contingent liabilities in business combination [line items]
Period of long term agreements		20-year
Cost of gas transmission agreement		$ 10,000
Agreement expiration period		September 2041
Basin Ranch Project [Member]
Disclosure of contingent liabilities in business combination [line items]
Cost of project		$ 1,400,000